Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
8.	Stock-based Compensation

Total stock-based compensation expense charged as salaries and benefits expense in the consolidated statements of operations was $0.03 million and $0.08 million, respectively, for the three and nine months ended September 30, 2011 and $0.8 million and $0.9 million, respectively for the three and nine months ended September 30, 2012.

Options have been granted, exercised, and canceled as follows:

	Outstanding Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2011	5,664,750	$0.80	5.2
Granted	2,464,109	10.40
Forfeited	(2,700)	1.31
Exercised	(213,440)	0.64

Outstanding at September 30, 2012	7,912,719	$3.79	6.1

Exercisable at September 30, 2012	4,791,943	$0.61	4.0

The Company’s board of directors and stockholders approved the 2012 Stock Incentive Plan, or the 2012 Plan, in July 2012. The 2012 Plan became effective immediately prior to the Company’s August 9, 2012 effective date, and will expire on July 19, 2022, unless extended by approval of the Company’s board of directors and stockholders. The 2012 Plan provides for the granting of incentive stock options within the meaning of Section 422 of the Code to employees and the granting of nonstatutory stock options, restricted stock, stock appreciation rights, stock unit awards and cash-based awards to employees, non-employee directors and consultants. The Company has reserved 4,300,000 shares of common stock under the 2012 Plan.

On August 10, 2012, the Company’s board of directors awarded a total of 2,364,000 options to employees. We estimated the fair value of the August 10, 2012 grant to be $11.4 million using a Black-Scholes option pricing model, and the following assumptions:

Expected dividend yield	—
Risk-free interest rate	1.01%
Expected volatility	48.3%
Expected life	6.5

The estimated value of the August 10, 2012 grant is being amortized to salaries and benefits expense over a five year period.

(7)	Stock-Based Compensation

(a)	Stock Options

The Company has established the 2004 DCS Holdings Stock Option Plan, the DCS Holdings, Inc. 2004 Equity Incentive Plan (Performant Financial Corporation is the new name of DCS Holdings, Inc.), and the Performant Financial Corporation 2007 Stock Option Plan (the Plans). Under the terms of the 2004 DCS Holdings Stock Option Plan, stock options may be granted for up to 4,000,000 shares of the Company’s authorized but unissued Common Stock. “Tranche I” options granted under the 2004 DCS Holdings Stock Option Plan generally vest over a five-year period. “Tranche II” options granted under the plan allow for accelerated vesting in as few as five years if certain performance criteria are met, with full vesting occurring in no later than the end of seven years.

Under the terms of the DCS Holdings, Inc. 2004 Equity Incentive Plan, incentive and nonqualified stock options, stock bonuses, and rights to acquire restricted stock may be granted for up to 3,600,000 shares of the Company’s authorized but unissued Common Stock. Options granted under the DCS Holdings, Inc. 2004 Equity Incentive Plan generally vest over a four-year period.

Under the terms of the Performant Financial Corporation 2007 Stock Option Plan, incentive and nonqualified stock options may be granted for up to 4,000,000 shares of the Company’s authorized but unissued Common Stock. Options granted under the Performant Financial Corporation 2007 Stock Option Plan generally vest over a five-year period.

The exercise price of incentive stock options shall generally not be less than 100% of the fair market value of the Common Stock subject to the option on the date that the option is granted. The exercise price of nonqualified stock options shall generally not be less than 85% of the fair market value of the Common Stock subject to the option on the date that the option is granted. Options issued under the Plans have a maximum term of 10 years and vest over schedules determined by the board of directors. Options issued under the Plans generally provide for immediate vesting of unvested shares in the event of a sale of the Company.

In 2005, in accordance with the guidance contained in FASB Topic ASC 718, the payment of $35.6 million in dividends to Common Stockholders at the February 4, 2005 recapitalization date was determined to be a deemed modification to the terms of the Company’s outstanding stock option agreements. The value of the Company’s outstanding stock options was therefore remeasured, resulting in a total of $11.5 million of noncash compensation costs as of the recapitalization date. Of this amount, $521,000, $415,000 and $0 have been amortized to compensation expense in 2009, 2010 and 2011, respectively, based on the vesting status of the underlying option shares.

The fair value of each new option award is estimated using the Black-Scholes option pricing model using the assumptions in the following table:

	2009	2010	2011
Valuation assumptions:
Expected volatility	37.5%	40.6%	39.8%
Expected term (years)	6.3	6.3	6.3
Risk-free interest rate	3.1%	2.8%	1.2%

The volatility rate is derived from historical volatility data of comparable peer companies over a term comparable to the expected term of the options issued. The expected term of the award is determined based on the average of the vesting term and the contractual term.

Options have been granted, exercised, and canceled as follows:

	Outstanding options	Weighted average exercise price per share	Weighted average remaining contractual life
Outstanding at December 31, 2008	4,699,750	$0.50	7.4

Granted	870,000	1.18
Forfeited	(126,250)	0.50
Exercised	—

Outstanding at December 31, 2009	5,443,500	$0.61	6.9

Granted	202,000	1.50
Forfeited	(134,750)	0.56
Exercised	—

Outstanding at December 31, 2010	5,510,750	0.64	6.0

Granted	180,000	5.50
Forfeited	(25,282)	0.74
Exercised	(718)	0.50

Outstanding at December 31, 2011	5,664,750	0.80	5.2

Exercisable at December 31, 2011	4,440,550	0.58	4.6

Options available for issuance as of December 31, 2011 are 1,879,256.

Nonvested options outstanding as of December 31, 2011 and changes during 2011 were as follows:

	Nonvested options outstanding	Weighted average exercise price per share	Weighted average remaining contractual life
Nonvested at December 31, 2010	2,254,200	$0.78	6.8
Granted	180,000	5.50
Vested	(1,204,802)	0.67
Forfeited	(5,198)	1.27

Nonvested at December 31, 2011	1,224,200	1.59	7.4

At December 31, 2010 and 2011, there was $367,000 and $568,000, respectively, of unrecognized stock-based compensation expense related to nonvested stock awards included as a component of additional paid-in capital.

At December 31, 2010, options with a weighted average exercise price of $0.55 were exercisable on 3,256,550 shares. Cash received from option exercises was $0 during 2010 and $359 during 2011. The intrinsic value associated with the exercise of options was $0 in 2009 and 2010, and $3,400 in 2011.

(b)	Restricted Stock

Option Agreements issued under the 2004 DCS Holdings Stock Option Plan allow for the participants to exercise options whether or not vesting has occurred, provided that the participants enter into a restricted stock agreement. The restricted stock agreement is to specify that the stock issued for unvested options will continue vesting, with the unvested shares subject to repurchase at the lower of original cost and fair market value.

In January 2005, two executives exercised a portion of their options, including unvested options, by entering into restricted stock agreements with the Company. The restricted stock agreements allow for the executives to receive dividend payments, subject to forfeiture if the executives leave the Company prior to the vesting of the restricted shares. On February 4, 2005, forfeitable dividends of $972,000 were paid on the executives’ unvested restricted shares. This amount has been recorded as “due from stockholders” in the equity caption of the consolidated balance sheet, and is being amortized into compensation expense as the underlying unvested restricted shares vest. Compensation expense associated with the forfeitable dividends received on unvested restricted shares was $106,000, $106,000 and $0 in 2009, 2010 and 2011, respectively.